14. Warrants (Sept 2019 Note) (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant
Number of Warrants outstanding beginning balance	5,899,389	3,414,389	1,651,698
Warrants Granted	5.491788	2,485,000
Warrants Exercised	945,894	0
Warrants Expired	100,002	0
Number of Warrants outstanding ending balance	10,345,281	5,899,389	3,414,389
Number of Warrants exercisable	5,899,389	5,899,389	3,414,389
Exercise Price Per Share
Warrant exercise price per share, beginning balance	$3.30 - 6.00	$3.30-$6.00
Warrant exericse price per share, granted	$1.14 - 2.55	$3.00
Warrant exercise price per share, exercised	$0.76
Warrant exercise price per share, Expired	$6.00
Warrant exercise price per share, ending balance	$1.14 - 5.30	$3.00-$6.00	$3.30-$6.00
Warrant exercise price per share, exercisable	$2.12 - 6.00	$3.60-$6.00	$3.60-$6.00
Weighted Average Remaining Contractual Life
Weighted average remaining contractual life, warrants outstanding	3 years 10 months 10 days	3 years 8 months 26 days	4 years 2 months 16 days
Weighted average remaining contractual life, warrants granted	4 years 10 months 21 days	4 years 5 months 16 days
Weighted average remaining contractual life, exercisable	3 years 6 months 18 days	3 years 8 months 26 days	4 years 2 months 16 days
Weighted Average Exercise Price per Share
Warrant weighted average exercise price per share, beginning balance	$ .00	$ 3.92
Warrant weighted average exercise price per share, granted	3
Warrant weighted average exercise price per share, exercised	0.76
Warrant weighted average exercise price per share, expired	6
Warrant weighted average exercise price per share, ending balance	2.8	.00	$ 3.92
Warrant weighted average exercise price per share, exercisable	$ 3.15	$ 3.53	$ 3.92
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding	$ 0	$ 0	$ 0
Aggregate instrinsic value, exercisable	$ 0	$ 0	$ 0